Other payables and accrued liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 22,484,500	$ 27,261,543
Accrued expense	19,893,141	15,550,633
Deed tax and maintenance fund withheld for customers	266,382	4,989,023
Bidding deposit	1,698,002	691,844
Welfare	1,697,794	1,704,441
Other tax payable	8,606,598	7,756,722
Aircraft operating expense	752,574	505,110
Accrued interest expense	11,582,212	7,077,864
Others	7,106,887	7,909,146
Total	$ 74,088,090	$ 73,446,326